Note 7 - Prepaid Expenses and Other Assets - Components of Other Assets (Details) - USD ($) $ in Thousands	Dec. 31, 2019	Jan. 01, 2019	Dec. 31, 2018
Prepaid expenses	$ 42,826		$ 31,977
Advisor loans receivable	18,448		16,681
Investment in equity securities	10,788		6,936
Held-to-maturity debt securities	1,862		1,977
Deferred Purchase Price	69,873
Other	1,374		4,903
Prepaid and other assets (Current Assets)	145,171	$ 60,997	62,474
Advisor loans receivable	48,283		46,661
Equity method investments	5,926		3,968
Investment in equity securities	5,565		3,800
Held-to-maturity debt securities	4,189		3,017
Financing fees, net of accumulated amortization of $3,632 (December 31, 2018 - $2,567)	4,469		4,230
Interest rate swap asset			926
Other	1,078		1,128
Other assets (Non-Current Assets)	$ 69,510		$ 63,730